Expense Example	Aug. 31, 2025 USD ($)
Neuberger China Equity ETF | Neuberger China Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	1,375
Expense Example, with Redemption, 10 Years	4,212
Neuberger Commodity Strategy ETF | Neuberger Commodity Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	910
Neuberger Core Equity ETF | Neuberger Core Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	603
Neuberger Growth ETF | Neuberger Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	2,607
Neuberger Japan Equity ETF | Neuberger Japan Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,906
Neuberger Option Strategy ETF | Neuberger Option Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	732
Neuberger Quality Select ETF | Neuberger Quality Select ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	169
Neuberger Small-Mid Cap ETF | Neuberger Small-Mid Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	901
Neuberger Small Value ETF | Neuberger Small Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	$ 152